Acquisitions	12 Months Ended
Dec. 31, 2014
Acquisitions [Abstract]
Acquisitions
3.	ACQUISITIONS

(1)	Acquisition of internet service business

In January 2014, the Group acquired 100% equity interest of a game platform company with consideration of $66,146. The acquisition provided synergies with the existing business.

The aggregate acquisition consideration consisted of (i) an initial consideration of $47,363 in cash, which was paid in 2014; and (ii) a contingent consideration of $20,000 in cash, subject to whether the amount of gross charges generated from the game platforms for the year ended December 31, 2014 meets specific targets stated in the acquisition agreement. The fair value of the contingent consideration was determined to be $18,783 at the acquisition date based on an estimation of the achievement of the operation goal. Fair value change in contingent consideration amounted $1,217 was recognized in consolidated statement of operations for the year ended December 31, 2014.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The total purchase price was allocated at the acquisition date as follows:

US$

Cash	$14,730
Other net liabilities acquired, excluding intangible assets and related deferred tax liabilities	(18,238)
Intangible assets
Non-compete agreement	5,438
Domain name	3,008
Technology	2,314
User base	1,296
Goodwill	60,612
Deferred tax liability	(3,014)
Total	$66,146

The intangible assets valuations for the acquisitions described above were based on valuation analysis prepared by the management with the assistance of an independent third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approaches. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The operating results of this acquired business have been included in the Group's consolidated financial statements since the date of acquisition. It contributed net revenue of $138,919, and net loss of $7,504 to the Group's consolidated statement of operations for the year ended December 31, 2014.

In July 2014, the Group sold a portion of this acquired business to one of its former shareholder for a total consideration of $12,000. The net carrying value of the disposed game platform business was $12,000 including goodwill of $9,951 allocated to the disposed business based on the relative fair values of the disposed business and the retained business at the disposal date. No gain or loss was recognized for this disposal.

(2)	Acquisition of internet service business

In May 2014, the Group acquired 60% equity interest of an internet service company with consideration of $134,332 to expand its service scope in online advertising services. Among the total purchase consideration, $124,332 was paid upon the consummation of the acquisition and $10,000 was held back to satisfy losses, if any, for which the Group is entitled to indemnification from the selling shareholders. The holdback amount will be paid to the selling shareholders upon the first anniversary of the consummation of the acquisition.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The total purchase price was allocated at the acquisition date as follows:

US$

Cash	$49,564
Other net liabilities acquired, excluding intangible assets and the related deferred tax liabilities	(10,372)
Intangible assets
Technology	9,377
Non-compete agreement	3,259
Customer relationship	1,204
Goodwill	148,751
Deferred tax liability	(2,076)
Non-controlling interest	(65,375)
Total	$134,332

The intangible assets valuations for the acquisitions described above were based on valuation analysis prepared by the management with the assistance of an independent third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approaches. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The operating results of this acquired business have been included in the Group's consolidated financial statements since the date of acquisition. It contributed net revenue of $25,946, and net loss of $5,829 to the Group's consolidated statement of operations for the years ended December 31, 2014.

(3)	Acquisition of enterprise information security business

In October 2014, the Group acquired 75.1% equity interest of an enterprise information security company with a total consideration of $126,065 to expand its service offerings. The acquisition provided synergies with the existing business.

The aggregate acquisition consideration consisted of (i) an initial consideration of $123,897 in cash, $89,938 was paid upon the consummation of the acquisition in 2014; and (ii) a contingent consideration of $2,168 in cash, subject to the net income generated from the enterprise information security business for the year ended December 31, 2018, December 31, 2019 and December 31, 2020 meeting certain specified targets stated in the acquisition agreement. The Group determines no fair value change in contingent consideration for the year ended December 31, 2014.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The total purchase price was allocated at the acquisition date as follows:

US$

Cash	$50,292
Other net liabilities acquired, excluding intangible assets and related deferred tax liabilities	(22,324)
Intangible assets
Distributor relationships	7,006
Technology	3,436
Operating license	1,808
Customer relationships	1,303
Backlog	1,254
Trademarks	880
Goodwill	115,757
Deferred tax liability	(2,353)
Non-controlling interest	(30,994)
Total	$126,065

The intangible assets valuations for the acquisitions described above were based on valuation analysis prepared by the management with the assistance of an independent third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approaches. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The operating results of this acquired business have been included in the Group's consolidated financial statements since the date of acquisition. It contributed net revenue of $18,934, and net gain of $5,426 to the Group's consolidated statement of operations for the years ended December 31, 2014.

Pro forma

The following summarized unaudited pro forma results of operations for the year ended December 31, 2013 and 2014 assuming that all material acquisitions as stated in (1), (2) and (3) of this note during the two-year period ended December 31, 2014 occurred as of January 1, 2013. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the significant acquisitions occurred as of January 1, 2013, nor is it indicative of future operating results.

	Year ended December 31,
	2013	2014
	(Unaudited)	(Unaudited)
	US$	US$
Pro forma revenue	841,573	1,415,532
Pro forma net income (loss)	106,846	212,558
Pro forma earnings (loss) per ordinary share-basic	0.59	1.15
Pro forma earnings (loss) per ordinary share-diluted	0.55	1.08

(4)	Other acquisitions

Year 2014

(i)	In May, 2014, the Group acquired 60% equity interest of an internet security business with a cash consideration of $1,092, which was fully paid in 2014. Goodwill of $122 was recognized from this acquisition.

(ii)	In October, 2014, the Group acquired 100% equity interest of an internet security business with a cash consideration of $684, which was fully paid in 2014. Goodwill of $289 was recognized from this acquisition.

(iii)	In November, 2014, the Group acquired 100% equity interest of an internet service business with a cash consideration of $1,302, which has not been paid as of December 31, 2014. Goodwill of $912 was recognized from this acquisition.

Year 2013

(i)	In May, 2013, the Group acquired an internet service business with a cash consideration of $1,790, which was fully paid in 2013. Goodwill of $1,248 was recognized from this acquisition;

(ii)	In May, 2013, the Group acquired 51% equity interest of a data center business with a cash consideration of $3,257, which was fully paid in 2013. Goodwill of $317 was recognized from this acquisition;

(iii)	In July 2013, the Group acquired 51% equity interest of an overseas internet service company with consideration of $7,864 which was settled in the form of 204,466 ordinary shares of the Company, based upon the closing price of the Company's ADSs at the acquisition date, goodwill of $8,319 was recognized from this acquisition. One of the selling shareholders is the Chairman and Chief Executive Officer of the Company. The Company settled the consideration of $1,989 for 28.53% equity interest from the Chairman and Chief Executive Officer by issuance of 51,722 ordinary shares, equivalent to 34,481 ADSs, based upon the closing price of the Company's ADSs at the acquisition date.;

(iv)	In September 2013, the Group acquired another 60% equity interest from the third-party shareholders for a cash consideration of $7,966, fully paid in 2013 and goodwill of $8,762 was resulted from the acquisition; and

(v)	In November 2013, the Group acquired 51% equity interest of an internet service company by contributing $10,000 as registered capital to the acquiree, fully paid in 2013 and goodwill of $6,346 was resulted from the acquisition.

Pro forma

The following summarized unaudited pro forma results of operations for the year ended December 31, 2012 and 2013 assuming that all material acquisitions as stated in (4) of this note during the two-year period ended December 31, 2013 occurred as of January 1, 2012. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the significant acquisitions occurred as of January 1, 2012, nor is it indicative of future operating results.

	Year ended December 31,
	2012	2013
	(Unaudited)	(Unaudited)
	US$	US$
Pro forma revenue	336,774	676,414
Pro forma net income	43,857	95,937
Pro forma earnings (loss) per ordinary share-basic	0.25	0.53
Pro forma earnings (loss) per ordinary share-diluted	0.24	0.50

Year 2012

In September 2012, the Group acquired the remaining 65% equity interest in one of its equity method investees, a software development business with cash consideration of $312. $185 cash consideration was paid during 2012 and the remaining $127 was paid in 2013.